Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

19.	Related Party Transactions

Key Management Compensation

Key management personnel are persons responsible for planning, directing and controlling activities of an entity, and include executive and non-executive persons. During the years ended December 31, 2024 and 2023, the Company recognized approximately $1,301,213, and $492,000, respectively, in compensation and stock-based compensation, respectively, provided to key management.

Related Party Balances

As of December 31, 2024, the Company had accrued approximately $648,000 of expenses to a farming company that is owned by a member of management and shareholder with approximately $460,000, unpaid as of period end.

On November 2, 2021, the Company acquired 100% of the outstanding membership interests of Anderson Development SB, LLC (“ADSB”) from third parties and a controlling interest holding related party in exchange for approximately $1,440,000 plus up to an additional $2,400,000 of consideration (the “Contingent Consideration”) (collectively, the “Consideration”). The Consideration is payable in Common Stock. The Contingent Consideration is subject to ADSB obtaining a land use permit and a business license by February 28, 2025 that permits ADSB to conduct cannabis cultivation operations. ADSB primarily holds an option to acquire certain real property in Santa Barbara County, California. The Company determined that the acquisition of ADSB membership interest was a common control transaction and have elected to record the assets acquired and liabilities assumed at the historical book value rather than fair value with no recognition of goodwill or gain or loss.

Additionally, the Company has elected to record the equity consideration and will recognize the Contingent Consideration in the consolidated financial statements only when met. During the year ended December 31, 2022, Management determined it became highly probably ADSB would acquire the permit and license within the allotted time. This was based on a large change and turnaround in the cultivation market during the year ended December 31, 2022. As such, the Company has recorded an additional contingent consideration for the Earnout that will be paid out in the form of equity and totals $2,400,000 as of December 31, 2023. This was reduced to $500,000 as of December 31, 2024. See Note 17 – Contingent Consideration and Consideration Payable for further information.

During the year ended December 31, 2024, a note payable with a principal balance of $400,000 and accrued interest of $72,000 were resold to a related party. The Company also borrowed $200,000 and $39,000 from two additional related parties during the year ended December 31, 2024.